TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES - Affiliate Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Manager		Dec. 31, 2012 Manager
Management fees payable				$ 39	$ 1,495		$ 3,392
Incentive compensation payable					16,847
Expense reimbursements and other					827
Due to Newcastle				119			1,744
Due to Affiliate, Total	19,169	[1]	5,136	158	19,169		5,136
Management fee to affiliate	11,209	[2]			15,343		3,353
Incentive compensation to affiliate	16,847	[2]			16,847
Expense Reimbursements					500	[3]
Total payments to affiliate					$ 32,690		$ 3,353

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[3]	Included in General and Administrative Expenses in the Consolidated Statements of Income.